Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1		$ 1,270,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2		260,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3		(1,270,000)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4		(260,000)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5		0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6		$ 0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	$ 1,270,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	260,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	(1,270,000)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	(260,000)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	$ 0